Average Annual Total Returns{- Fidelity® Value Fund} - 10.31 Fidelity Value Fund Retail PRO-08 - Fidelity® Value Fund	Fidelity Value Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Value Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Value Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Value Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Value Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Value Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Value Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Value Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Value Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	RS013 Past 1 year	RS013 Past 5 years	RS013 Past 10 years
Total	9.31%	9.81%	10.02%	9.05%	8.43%	8.93%	5.69%	7.42%	7.96%	4.96%	9.73%	10.49%